FINANCIAL RISK MANAGEMENT - Schedule of maturity profile of financial liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Financial Risk Management [Line Items]
Trade and other payables	$ 105,899	$ 66,611
Lease Liabilities	19,088	35,319
Convertible Bonds	135,578	129,118
Total	260,565	$ 231,048
Within one year
Financial Risk Management [Line Items]
Trade and other payables	105,899
Lease Liabilities	3,860
Convertible Bonds	5,271
Total	115,030
In 2-4 years
Financial Risk Management [Line Items]
Trade and other payables	0
Lease Liabilities	9,086
Convertible Bonds	130,307
Total	139,393
Beyond 4 years
Financial Risk Management [Line Items]
Trade and other payables	0
Lease Liabilities	6,142
Convertible Bonds	0
Total	$ 6,142